Revenue from contracts with customers and trade receivables (Tables)	12 Months Ended
Mar. 31, 2023
Revenue [abstract]
Schedule of Revenue from contracts with customers [Table Text Block]
Revenue from contracts with customers:

	For the Year Ended March 31,
	2023		2022		2021
Sales	Rs.	234,595	Rs.	205,144	Rs.	184,202
Service income		4,508		4,380		4,105
License fees (1)		6,776		4,867		1,415
	Rs.	245,879	Rs.	214,391	Rs.	189,722

(1)	During the year ended March 31, 2023, this primarily includes the following amounts:
•	Rs.902 from the sale of brands Z&D, Pedicloryl, Pecef and Ezinapi to J.B. Chemicals and Pharmaceuticals Limited;
•	Rs.1,399 from the sale of brands Styptovit-E, Finast, Finast-T and Dynapres to Torrent Pharmaceuticals Limited and
•	Rs.2,640 from the sale of certain non-core dermatology brands to Eris Lifesciences Limited

Details of deferred revenue [Table Text Block]
Tabulated below is the reconciliation of deferred revenue for the years ended March 31, 2023 and 2022.

	For the Year Ended March 31,
	2023		2022
Balance as of April 1	Rs.	2,832	Rs.	2,583
Revenue recognized during the year		(2,091)		(1,961)
Milestone payment received during the year		1,626		2,210
Balance as of March 31	Rs.	2,367	Rs.	2,832
Current		812		1,235
Non-current		1,555		1,597

Details of significant gross to net adjustments relating to Company's North America Generics business [Table Text Block]
A roll-forward for each major accrual for the Company’s North America Generics business for the fiscal years ended March 31, 2021, 2022 and 2023 is as follows:

Particulars	Chargebacks	Rebates	Medicaid	Refund Liability (3)
	(All amounts in U.S.$)
Beginning Balance: April 1, 2020	156	80	11	24
Current provisions relating to sales during the year	1,702	245	21	15
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,656)	(247)	(19)	(20)
Ending Balance: March 31, 2021	202	78	13	19

Beginning Balance: April 1, 2021	202	78	13	19
Current provisions relating to sales during the year (1)	1,897	235	23	25
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,836)	(219)	(23)	(20)
Ending Balance: March 31, 2022	263	94	13	24

Beginning Balance: April 1, 2022	263	94	13	24
Current provisions relating to sales during the year (2)	2,121	209	22	32
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(2,137)	(216)	(22)	(21)
Ending Balance: March 31, 2023	247	87	13	35

*
Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.1 to 1.4 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.

**	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, M edicaid payments or refund liability.

(1)
Chargebacks provisions and payments for the year ended March 31, 2022 were each higher as compared to the year ended March 31, 2021, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks on account of
reduction
s
in the contract prices through which the product is resold in the retail part of the supply chain for certain of our products
.

The foregoing
 were partially off-set due to a lower pricing rates per unit for chargebacks
,
 primarily on account of a reduction in the invoice price to wholesalers for certain of our products. The rebates provisions and payments for the year ended March 31, 2022 were each lower as compared to the year ended March 31, 2021, primarily as a result of lower pricing rates per unit for rebates, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of our products.

(2)
Chargebacks provisions and payments for the year ended March 31, 2023 were each higher as compared to the year ended March 31, 2022, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks on account of
reduction
s
in the contract prices through which the product is resold in the retail part of the supply chain for certain of our products,
The foregoing were
partially off-set due to a lower pricing rates per unit for chargebacks
,
 primarily on account of a reduction in the invoice price to wholesalers for certain of our products. The rebates provisions and payments for the year ended March 31, 2023 were each lower as compared to the year ended March 31, 2022, primarily as a result of lower pricing rates per unit for rebates, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of our products.

(3)
The Company
’
s
overall
provision for

refund liability as of March 31, 2023 relating to
the Com
pany
’
s
North America Generics business was U.S.$35
,
compared to a liability of U.S.$24 as of March 31, 2022. This increase in the Company’s

provision for such
liability was primarily attributable to a

new product launches, volume growth and product mix changes for the year ended March 31, 2023
a
s
compared to the year ended March 31, 2022.

Details of refund liabilities [Table Text Block]
Refund liabilities:
	For the Year Ended March 31,
	2023		2022
Balance at the beginning of the year	Rs.	3,583	Rs.	2,824
Provision made during the year, net of reversals		4,606		4,406
Provision used during the year		(3,649)		(3,699)
Effect of changes in foreign exchange rates		176		52
Balance at the closing of the year	Rs.	4,716	Rs.	3,583
Current	Rs.	4,716	Rs.	3,583
Non-current		-		-

Details of contract liabilities [Table Text Block]	Contract liabilities:
	As of March 31,
	2023		2022
Advance from customers	Rs.	1,169	Rs.	1,341
	Rs.	1,169	Rs.	1,341